FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                October 31, 2007



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the "Trust")
             Federated Municipal High Yield Advantage Fund (the "Fund")
                   Class A Shares
                   Class B Shares
                   Class C Shares
                   Class F Shares
           1933 Act File No. 33-36729
           1940 Act File No. 811-6165

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated October 31, 2007, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under 485(b) as Post- Effective amendment No. 52 on October 29 2007.

      If you have any questions regarding this certification, please contact me at (412) 288-7268

                                                   Very truly yours,



                                                   /s/ George F. Magera
                                                   George F. Magera
                                                   Assistant Secretary